Document and Entity Information	Jun. 21, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001815776
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	GRAPHITE BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40532
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	Graphite Bio
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	201 Haskins Way
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	484-0886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false